UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21208
Oppenheimer Select Value Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: April 30
Date of reporting period: 10/31/2009

Item 1. Reports to Stockholders.

October 31, 2009

Oppenheimer

Select Value Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Oil, Gas & Consumable Fuels	13.7%
Insurance	8.1
Chemicals	6.1
Pharmaceuticals	5.9
Diversified Financial Services	5.6
Food & Staples Retailing	5.3
Media	5.3
Communications Equipment	4.6
Capital Markets	4.4
Electric Utilities	3.5
Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2009, and are based on net assets.

Top Ten Common Stock Holdings

JPMorgan Chase & Co.	4.3%
Chevron Corp.	4.0
Motorola, Inc.	3.3
Morgan Stanley	3.1
Tyco International Ltd.	3.1
Navistar International Corp.	3.1
Merck & Co., Inc.	2.9
Everest Re Group Ltd.	2.8
Kroger Co. (The)	2.7
Walgreen Co.	2.6
Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2009, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
9 | OPPENHEIMER SELECT VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2009, and are based on the total market value of common stocks.
10 | OPPENHEIMER SELECT VALUE FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first offered on 11/26/02. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 2/27/04. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 2/27/04. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 2/27/04. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 2/27/04. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER SELECT VALUE FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
12 | OPPENHEIMER SELECT VALUE FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	May 1, 2009	October 31, 2009	October 31, 2009

Actual
Class A	$1,000.00	$1,256.70	$7.82
Class B	1,000.00	1,251.20	12.37
Class C	1,000.00	1,250.70	12.14
Class N	1,000.00	1,254.10	9.24
Class Y	1,000.00	1,259.50	4.22

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.30	6.99
Class B	1,000.00	1,014.27	11.08
Class C	1,000.00	1,014.47	10.87
Class N	1,000.00	1,017.04	8.27
Class Y	1,000.00	1,021.48	3.78
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended October 31, 2009 are as follows:

Class	Expense Ratios

Class A	1.37%
Class B	2.17
Class C	2.13
Class N	1.62
Class Y	0.74
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER SELECT VALUE FUND

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

	Shares	Value

Common Stocks—98.3%
Consumer Discretionary—11.4%
Auto Components—2.2%
Goodyear Tire & Rubber Co. (The)[1]	600,930	$7,739,978
Hotels, Restaurants & Leisure—2.4%
Brinker International, Inc.	653,900	8,265,296
Household Durables—0.5%
Mohawk Industries, Inc.[1]	40,500	1,734,615
Media—5.3%
Cablevision Systems Corp. New York Group, Cl. A	234,190	5,377,002
Cinemark Holdings, Inc.	126,028	1,460,665
News Corp., Inc., Cl. A	325,500	3,749,760
Time Warner Cable, Inc.	179,650	7,085,396
Viacom, Inc., Cl. B1	27,400	755,966

		18,428,789

Specialty Retail—1.0%
Bed Bath & Beyond, Inc.[1]	97,600	3,436,496
Consumer Staples—9.6%
Beverages—2.0%
Molson Coors Brewing Co., Cl. B, Non-Vtg.	144,300	7,066,371
Food & Staples Retailing—5.3%
Kroger Co. (The)	413,540	9,565,180
Walgreen Co.	235,500	8,908,965

		18,474,145

Food Products—2.3%
Chiquita Brands International, Inc.[1]	493,990	7,997,698
Energy—13.7%
Oil, Gas & Consumable Fuels—13.7%
Apache Corp.	80,300	7,557,836
Chevron Corp.	182,660	13,980,796
Devon Energy Corp.	80,350	5,199,449
EOG Resources, Inc.	22,000	1,796,520
Exxon Mobil Corp.	112,700	8,077,209
Marathon Oil Corp.	100,000	3,197,000
Petroleo Brasileiro SA, Sponsored ADR	156,450	6,276,774
Valero Energy Corp.	91,300	1,652,530

		47,738,114

Financials—20.1%
Capital Markets—4.4%
Goldman Sachs Group, Inc. (The)	25,000	4,254,250
Morgan Stanley	338,200	10,862,984

		15,117,234

Commercial Banks—1.0%
Wells Fargo & Co.	124,500	3,426,240
Consumer Finance—1.0%
SLM Corp.[1]	362,500	3,516,250
Diversified Financial Services—5.6%
Bank of America Corp.	318,100	4,637,898
JPMorgan Chase & Co.	354,910	14,824,591

		19,462,489

Insurance—8.1%
Allstate Corp.	118,600	3,507,002
Assurant, Inc.	179,780	5,380,815
Everest Re Group Ltd.	110,440	9,662,396
Fidelity National Financial, Inc., Cl. A	236,500	3,209,305
MetLife, Inc.	192,200	6,540,566

		28,300,084

Health Care—11.5%
Biotechnology—0.8%
Vanda Pharmaceuticals, Inc.[1]	273,100	2,785,620
Health Care Equipment & Supplies—2.4%
Covidien plc	197,500	8,318,700
F1 | OPPENHEIMER SELECT VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care Providers & Services—2.4%
Aetna, Inc.	320,400	$8,340,012
Pharmaceuticals—5.9%
Biovail Corp.	531,900	7,159,374
Merck & Co., Inc.	326,800	10,107,924
Pfizer, Inc.	202,841	3,454,382

		20,721,680

Industrials—11.8%
Air Freight & Logistics—0.6%
Atlas Air Worldwide Holdings, Inc.[1]	79,018	2,077,383
Electrical Equipment—2.1%
General Cable Corp.[1]	237,500	7,395,750
Industrial Conglomerates—3.1%
Tyco International Ltd.	322,770	10,828,934
Machinery—3.1%
Navistar International Corp.[1]	325,869	10,799,299
Trading Companies & Distributors—2.9%
Aircastle Ltd.	223,400	1,769,328
Genesis Lease Ltd., ADS	980,143	8,135,187

		9,904,515
Information Technology—7.3%
Communications Equipment—4.6%
Motorola, Inc.	1,356,600	11,626,062
QUALCOMM, Inc.	102,470	4,243,283

		15,869,345
Computers & Peripherals—1.5%
Dell, Inc.[1]	364,300	5,278,707
Internet Software & Services—1.2%
Google, Inc., Cl. A1	7,650	4,101,318
Materials—6.1%
Chemicals—6.1%
Celanese Corp., Series A	281,550	7,728,548
Lubrizol Corp. (The)	100,680	6,701,261
Potash Corp. of Saskatchewan, Inc.	71,900	6,670,882

		21,100,691

Telecommunication Services—1.7%
Diversified Telecommunication Services—1.7%
AT&T, Inc.	232,530	5,969,045
Utilities—5.1%
Electric Utilities—3.5%
Edison International, Inc.	154,900	4,928,918
Exelon Corp.	152,590	7,165,626

		12,094,544

Multi-Utilities—1.6%
CMS Energy Corp.	420,700	5,595,310

Total Common Stocks (Cost $309,780,845)		341,884,652

Investment Company—2.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.26%[2,3] (Cost $7,069,314)	7,069,314	7,069,314
Total Investments, at Value (Cost $316,850,159)	100.3%	348,953,966
Liabilities in Excess of Other Assets	(0.3)	(1,067,328)

Net Assets	100.0%	$347,886,638

F2 | OPPENHEIMER SELECT VALUE FUND

Footnotes to Statement of Investments
1. Non-income producing security.
2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

				Shares
	Shares	Gross	Gross	October 31,
	April 30, 2009	Additions	Reductions	2009

Oppenheimer Institutional Money Market Fund, Cl. E	20,653,287	110,223,142	123,807,115	7,069,314

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$7,069,314	$28,308
3. Rate shown is the 7-day yield as of October 31, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of October 31, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$39,605,174	$—	$—	$39,605,174
Consumer Staples	33,538,214	—	—	33,538,214
Energy	47,738,114	—	—	47,738,114
Financials	69,822,297	—	—	69,822,297
Health Care	40,166,012	—	—	40,166,012
Industrials	41,005,881	—	—	41,005,881
Information Technology	25,249,370	—	—	25,249,370
Materials	21,100,691	—	—	21,100,691
Telecommunication Services	5,969,045	—	—	5,969,045
Utilities	17,689,854	—	—	17,689,854
Investment Company	7,069,314	—	—	7,069,314

Total Assets	$348,953,966	$—	$—	$348,953,966

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F3 | OPPENHEIMER SELECT VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

October 31, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $309,780,845)	$341,884,652
Affiliated companies (cost $7,069,314)	7,069,314

348,953,966
Cash	5,216
Receivables and other assets:
Investments sold	13,480,579
Shares of beneficial interest sold	403,166
Dividends	397,579
Other	15,226

Total assets	363,255,732

Liabilities
Payables and other liabilities:
Investments purchased	14,270,458
Shares of beneficial interest redeemed	843,539
Transfer and shareholder servicing agent fees	93,154
Distribution and service plan fees	73,821
Trustees’ compensation	35,102
Shareholder communications	24,760
Other	28,260

Total liabilities	15,369,094

Net Assets	$347,886,638

Composition of Net Assets
Par value of shares of beneficial interest	$26,687
Additional paid-in capital	621,200,529
Accumulated net investment income	2,487,246
Accumulated net realized loss on investments	(307,931,631)
Net unrealized appreciation on investments	32,103,807

Net Assets	$347,886,638

F4 | OPPENHEIMER SELECT VALUE FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $228,822,826 and 17,443,322 shares of beneficial interest outstanding)	$13.12
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$13.92

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,091,218 and 1,647,160 shares of beneficial interest outstanding)	$12.80

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $64,825,552 and 5,055,302 shares of beneficial interest outstanding)	$12.82

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $23,083,879 and 1,778,720 shares of beneficial interest outstanding)	$12.98

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $ 10,063,163 and 762,355 shares of beneficial interest outstanding)	$13.20
See accompanying Notes to Financial Statements.
F5 | OPPENHEIMER SELECT VALUE FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended October 31, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $19,094)	$3,522,815
Affiliated companies	28,308
Interest	194

Total investment income	3,551,317

Expenses
Management fees	1,240,900
Distribution and service plan fees:
Class A	272,718
Class B	103,313
Class C	317,001
Class N	55,138
Transfer and shareholder servicing agent fees:
Class A	374,552
Class B	66,753
Class C	133,339
Class N	51,309
Shareholder communications:
Class A	31,130
Class B	7,362
Class C	10,224
Class N	2,273
Trustees’ compensation	6,701
Custodian fees and expenses	2,369
Other	25,682

Total expenses	2,700,764
Less waivers and reimbursements of expenses	(78,668)

Net expenses	2,622,096

Net Investment Income	929,221

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments from unaffiliated companies	514,369
Closing and expiration of option contracts written	98,872

Net realized gain	613,241
Net change in unrealized appreciation (depreciation) on:
Investments	71,844,256
Option contracts written	(65,654)

Net change in unrealized appreciation	71,778,602

Net Increase in Net Assets Resulting from Operations	$73,321,064

See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER SELECT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	October 31, 2009	April 30,
	(Unaudited)	2009

Operations
Net investment income	$929,221	$4,912,566
Net realized gain (loss)	613,241	(227,787,260)
Net change in unrealized appreciation (depreciation)	71,778,602	(58,867,023)

Net increase (decrease) in net assets resulting from operations	73,321,064	(281,741,717)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(3,996,240)
Class B	—	(79,174)
Class C	—	(341,190)
Class N	—	(281,257)
Class Y	—	(1,638,719)

	—	(6,336,580)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(14,476,871)	(64,736,390)
Class B	(1,621,263)	(5,608,627)
Class C	(5,563,930)	(19,904,786)
Class N	(687,470)	4,498,857
Class Y	448,892	20,798,504

	(21,900,642)	(64,952,442)

Net Assets
Total increase (decrease)	51,420,422	(353,030,739)
Beginning of period	296,466,216	649,496,955

End of period (including accumulated net investment income of $2,487,246 and $1,558,025, respectively)	$347,886,638	$296,466,216

See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER SELECT VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	October 31, 2009	Year Ended April 30,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$10.44	$17.84	$20.44	$17.06	$14.88	$13.52

Income (loss) from investment operations:
Net investment income[1]	.05	.17	.21	.13 [2]	.09	.04
Net realized and unrealized gain (loss)	2.63	(7.38)	(2.16)	3.80	2.69	1.84

Total from investment operations	2.68	(7.21)	(1.95)	3.93	2.78	1.88

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.19)	(.10)	(.09)	(.03)	—
Distributions from net realized gain	—	—	(.55)	(.46)	(.57)	(.52)

Total dividends and/or distributions to shareholders	—	(.19)	(.65)	(.55)	(.60)	(.52)

Net asset value, end of period	$13.12	$10.44	$17.84	$20.44	$17.06	$14.88

Total Return, at Net Asset Value[3]	25.67%	(40.33)%	(9.70)%	23.29%	18.92%	13.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$228,823	$194,937	$436,757	$208,402	$73,716	$12,842

Average net assets (in thousands)	$219,409	$287,473	$389,036	$121,668	$34,760	$11,568

Ratios to average net assets:[4]
Net investment income	0.74%	1.29%	1.10%	0.70%[2]	0.56%	0.27%
Total expenses	1.37%[5]	1.28%[5]	1.16%[5]	1.20%[5]	1.30%	1.35%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.37%	1.27%	1.16%	1.20%	1.30%	1.33%

Portfolio turnover rate	60%	194%	138%	107%	79%	85%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.05 and 0.28%, respectively, resulting from a special dividend from Ashland, Inc. in October 2006.

3.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2009	1.37%
Year Ended April 30, 2009	1.28%
Year Ended April 30, 2008	1.16%
Year Ended April 30, 2007	1.20%
See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER SELECT VALUE FUND

	Six Months
	Ended
	October 31, 2009	Year Ended April 30,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$10.23	$17.37	$19.99	$16.75	$14.73	$13.51

Income (loss) from investment operations:
Net investment income (loss)[1]	— [2]	.06	.04	(.03)[3]	(.06)	(.09)
Net realized and unrealized gain (loss)	2.57	(7.16)	(2.11)	3.73	2.65	1.83

Total from investment operations	2.57	(7.10)	(2.07)	3.70	2.59	1.74

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.04)	—	—	—	—
Distributions from net realized gain	—	—	(.55)	(.46)	(.57)	(.52)

Total dividends and/or distributions to shareholders	—	(.04)	(.55)	(.46)	(.57)	(.52)

Net asset value, end of period	$12.80	$10.23	$17.37	$19.99	$16.75	$14.73

Total Return, at Net Asset Value[4]	25.12%	(40.85)%	(10.51)%	22.27%	17.79%	12.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,091	$18,270	$39,163	$30,500	$13,040	$2,121

Average net assets (in thousands)	$20,510	$25,561	$39,218	$19,762	$5,924	$948

Ratios to average net assets:[5]
Net investment income (loss)	(0.05)%	0.44%	0.20%	(0.16)%[3]	(0.39)%	(0.65)%
Total expenses	2.47%[6]	2.26%[6]	2.03%[6]	2.07%[6]	2.27%	2.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.17%	2.13%	2.03%	2.07%	2.24%	2.25%

Portfolio turnover rate	60%	194%	138%	107%	79%	85%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Net investment income per share and the net investment income ratio include $.05 and 0.28%, respectively, resulting from a special dividend from Ashland, Inc. in October 2006.

4.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2009	2.47%
Year Ended April 30, 2009	2.26%
Year Ended April 30, 2008	2.03%
Year Ended April 30, 2007	2.07%
See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER SELECT VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	October 31, 2009	Year Ended April 30,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$10.25	$17.40	$20.03	$16.77	$14.73	$13.52

Income (loss) from investment operations:
Net investment income (loss)[1]	— [2]	.06	.06	(.01)[3]	(.04)	(.10)
Net realized and unrealized gain (loss)	2.57	(7.16)	(2.12)	3.73	2.65	1.83

Total from investment operations	2.57	(7.10)	(2.06)	3.72	2.61	1.73

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.05)	(.02)	— [2]	—	—
Distributions from net realized gain	—	—	(.55)	(.46)	(.57)	(.52)

Total dividends and/or distributions to shareholders	—	(.05)	(.57)	(.46)	(.57)	(.52)

Net asset value, end of period	$12.82	$10.25	$17.40	$20.03	$16.77	$14.73

Total Return, at Net Asset Value[4]	25.07%	(40.75)%	(10.45)%	22.38%	17.93%	12.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$64,826	$56,636	$127,070	$54,058	$19,090	$4,439

Average net assets (in thousands)	$62,941	$82,391	$105,695	$31,599	$9,872	$2,155

Ratios to average net assets:[5]
Net investment income (loss)	(0.01)%	0.51%	0.35%	(0.08)%[3]	(0.27)%	(0.66)%
Total expenses	2.21%[6]	2.08%[6]	1.94%[6]	1.99%[6]	2.13%	2.47%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.13%	2.04%	1.94%	1.99%	2.13%	2.25%

Portfolio turnover rate	60%	194%	138%	107%	79%	85%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Net investment income per share and the net investment income ratio include $.05 and 0.28%, respectively, resulting from a special dividend from Ashland, Inc. in October 2006.

4.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2009	2.21%
Year Ended April 30, 2009	2.08%
Year Ended April 30, 2008	1.94%
Year Ended April 30, 2007	1.99%
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER SELECT VALUE FUND

	Six Months
	Ended
	October 31, 2009	Year Ended April 30,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$10.35	$17.67	$20.29	$16.96	$14.81	$13.52

Income (loss) from investment operations:
Net investment income (loss)[1]	.03	.13	.16	.08 [2]	.04	(.02)
Net realized and unrealized gain (loss)	2.60	(7.29)	(2.16)	3.78	2.68	1.83

Total from investment operations	2.63	(7.16)	(2.00)	3.86	2.72	1.81

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.16)	(.07)	(.07)	—	—
Distributions from net realized gain	—	—	(.55)	(.46)	(.57)	(.52)

Total dividends and/or distributions to shareholders	—	(.16)	(.62)	(.53)	(.57)	(.52)

Net asset value, end of period	$12.98	$10.35	$17.67	$20.29	$16.96	$14.81

Total Return, at Net Asset Value[3]	25.41%	(40.45)%	(10.01)%	22.98%	18.58%	13.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,084	$18,999	$27,334	$9,542	$2,701	$763

Average net assets (in thousands)	$21,897	$21,963	$18,182	$5,150	$1,289	$438

Ratios to average net assets:[4]
Net investment income (loss)	0.48%	1.06%	0.87%	0.45%[2]	0.24%	(0.13)%
Total expenses	1.74%[5]	1.70%[5]	1.47%[5]	1.47%[5]	1.63%	1.79%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.62%	1.60%	1.47%	1.46%	1.63%	1.74%

Portfolio turnover rate	60%	194%	138%	107%	79%	85%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.05 and 0.28%, respectively, resulting from a special dividend from Ashland, Inc. in October 2006.

3.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2009	1.74%
Year Ended April 30, 2009	1.70%
Year Ended April 30, 2008	1.47%
Year Ended April 30, 2007	1.47%
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER SELECT VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	October 31, 2009	Year Ended April 30,
Class Y	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$10.48	$17.97	$20.57	$17.13	$14.91	$13.53

Income (loss) from investment operations:
Net investment income[1]	.08	.18	.28	.21 [2]	.14	.06
Net realized and unrealized gain (loss)	2.64	(7.41)	(2.18)	3.84	2.71	1.84

Total from investment operations	2.72	(7.23)	(1.90)	4.05	2.85	1.90

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.26)	(.15)	(.15)	(.06)	—
Distributions from net realized gain	—	—	(.55)	(.46)	(.57)	(.52)

Total dividends and/or distributions to shareholders	—	(.26)	(.70)	(.61)	(.63)	(.52)

Net asset value, end of period	$13.20	$10.48	$17.97	$20.57	$17.13	$14.91

Total Return, at Net Asset Value[3]	25.95%	(40.10)%	(9.44)%	23.88%	19.36%	14.03%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,063	$7,624	$19,173	$5,932	$1,859	$392

Average net assets (in thousands)	$9,074	$30,650	$14,768	$2,577	$968	$175

Ratios to average net assets:[4]
Net investment income	1.35%	1.47%	1.49%	1.15%[2]	0.89%	0.42%
Total expenses	0.74%[5]	1.02%[5]	0.83%[5]	0.77%[5]	0.97%	1.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.74%	0.96%	0.83%	0.77%	0.97%	1.18%

Portfolio turnover rate	60%	194%	138%	107%	79%	85%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.05 and 0.28%, respectively, resulting from a special dividend from Ashland, Inc. in October 2006.

3.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2009	0.74%
Year Ended April 30, 2009	1.02%
Year Ended April 30, 2008	0.83%
Year Ended April 30, 2007	0.77%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER SELECT VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Select Value Fund (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to
F13 | OPPENHEIMER SELECT VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
F14 | OPPENHEIMER SELECT VALUE FUND

     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended April 30, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of April 30, 2009, the
F15 | OPPENHEIMER SELECT VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Fund had available for federal income tax purposes post-October losses of $166,791,863 and unused capital loss carryforwards as follows:

Expiring

2017	$135,033,417
As of October 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $301,212,039 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended October 31, 2009, it is estimated that the Fund will utilize $613,241 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$325,784,228

Gross unrealized appreciation	$34,290,961
Gross unrealized depreciation	(11,121,223)

Net unrealized appreciation	$23,169,738

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended October 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$1,455
Payments Made to Retired Trustees	—
Accumulated Liability as of October 31, 2009	22,943
F16 | OPPENHEIMER SELECT VALUE FUND

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the
F17 | OPPENHEIMER SELECT VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended October 31, 2009		Year Ended April 30, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	1,809,253	$22,388,233	6,617,739	$88,117,555
Dividends and/or distributions reinvested	—	—	380,938	3,611,277
Redeemed	(3,031,710)	(36,865,104)	(12,820,149)	(156,465,222)

Net decrease	(1,222,457)	$(14,476,871)	(5,821,472)	$(64,736,390)

Class B
Sold	156,166	$1,874,383	490,182	$6,327,189
Dividends and/or distributions reinvested	—	—	7,965	74,234
Redeemed	(294,186)	(3,495,646)	(968,083)	(12,010,050)

Net decrease	(138,020)	$(1,621,263)	(469,936)	$(5,608,627)

Class C
Sold	446,689	$5,336,132	1,580,343	$19,930,241
Dividends and/or distributions reinvested	—	—	31,086	290,037
Redeemed	(917,781)	(10,900,062)	(3,386,932)	(40,125,064)

Net decrease	(471,092)	$(5,563,930)	(1,775,503)	$(19,904,786)

Class N
Sold	253,914	$3,079,918	918,627	$12,274,744
Dividends and/or distributions reinvested	—	—	27,113	254,865
Redeemed	(311,688)	(3,767,388)	(655,845)	(8,030,752)

Net increase (decrease)	(57,774)	$(687,470)	289,895	$4,498,857

F18 | OPPENHEIMER SELECT VALUE FUND

	Six Months Ended October 31, 2009		Year Ended April 30, 2009
	Shares	Amount	Shares	Amount

Class Y
Sold	168,721	$2,065,994	6,434,977	$89,077,655
Dividends and/or distributions reinvested	12	115	171,963	1,633,648
Redeemed	(134,172)	(1,617,217)	(6,946,162)	(69,912,799)

Net increase (decrease)	34,561	$448,892	(339,222)	$20,798,504

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended October 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$191,185,526	$210,789,841
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Over $800 million	0.60
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 31, 2009, the Fund paid $547,249 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund.
F19 | OPPENHEIMER SELECT VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2009 were as follows:

Class B	$150,312
Class C	1,128,681
Class N	294,692
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

October 31, 2009	$48,559	$479	$35,183	$6,358	$161

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” will not exceed 1.50% for
F20 | OPPENHEIMER SELECT VALUE FUND

Class A shares, 2.25% for Class B shares, 2.25% for Class C shares, 1.75% for Class N shares and 1.25% for Class Y shares. This voluntary undertaking may be revised or terminated by the Manager at any time without notice to shareholders. During the six months ended October 31, 2009, the Manager waived $432 for Class B shares.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended October 31, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$2,931
Class B	31,142
Class C	24,142
Class N	13,495
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended October 31, 2009, the Manager waived $6,526 for IMMF management fees.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
F21 | OPPENHEIMER SELECT VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
F22 | OPPENHEIMER SELECT VALUE FUND

Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
Closing and
Derivatives	expiration of
Not Accounted for as	option contracts
Hedging Instruments	written

Equity contracts	$98,872

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
Derivatives
Not Accounted for as	Option contracts
Hedging Instruments	written

Equity contracts	$(65,654)

Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
F23 | OPPENHEIMER SELECT VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended October 31, 2009 was as follows:

		Put Options
	Number of	Amount of
	Contracts	Premiums

Options outstanding as of April 30, 2009	977	$129,159
Options closed or expired	(977)	(129,159)

Options outstanding as of October 31, 2009	—	$—

6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through December 16, 2009, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
7. Pending Litigation
During 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
F24 | OPPENHEIMER SELECT VALUE FUND

     A lawsuit has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. An agreement in principal has been reached to settle the lawsuit on behalf of the Oregon College Savings Plan Trust. All of these lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F25 | OPPENHEIMER SELECT VALUE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality, and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
15 | OPPENHEIMER SELECT VALUE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Mitch Williams and John Damian, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load multi-cap value funds. The Board noted that the Fund’s one-year, three-year, and five-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other multi-cap value funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive fees and/or reimburse the Fund for total expenses exceeding the following limits: 1.50% for Class A shares, 2.25% for Class B and Class C shares, 1.75% for Class N shares and 1.25% for Class Y shares. The Manager may modify or terminate this undertaking at any time without notice to shareholders. The Board noted that the Fund’s contractual and actual management fees were lower than its peer group median and its total expenses were equal to its peer group median.
16 | OPPENHEIMER SELECT VALUE FUND

     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
17 | OPPENHEIMER SELECT VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
18 | OPPENHEIMER SELECT VALUE FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Select Value Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	12/10/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	12/10/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	12/10/2009